Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

3.  Cash and Cash Equivalents

Cash and cash equivalents include amounts on deposit in banks and cash invested temporarily in various highly liquid financial instruments with original maturities of three months or less when acquired.